Reserves (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Movement of Reserves [Abstract]
Balance	$ 795,633	$ 873,445	$ 560,621
Foreign exchange differences on translation of foreign operations	10,556	(24,041)	(4,408)
Share based payments	2,645	(237)	4,320
Transfers and other movements	10,374	24,382	72,316
Balance	475,446	795,633	873,445
Reserves [Member]
Movement of Reserves [Abstract]
Balance	(11,991)	12,773	13,551
Financial assets at fair value through other comprehensive income	34	3,827	(1,544)
Foreign exchange differences on translation of foreign operations	8,843	(19,170)	(3,462)
Share based payments	2,645	(237)	4,320
Transfers and other movements	(300)	(9,184)	(92)
Balance	(769)	(11,991)	12,773
Reserves [Member] | Financial Asset Reserve [Member]
Movement of Reserves [Abstract]
Balance	(1,739)	(1,544)	0
Financial assets at fair value through other comprehensive income	34	3,827	(1,544)
Foreign exchange differences on translation of foreign operations	0	0	0
Share based payments	0	0	0
Transfers and other movements	0	(4,022)	0
Balance	(1,705)	(1,739)	(1,544)
Reserves [Member] | Foreign Currency Translation Reserve [Member]
Movement of Reserves [Abstract]
Balance	(10,843)	8,327	11,789
Financial assets at fair value through other comprehensive income	0	0	0
Foreign exchange differences on translation of foreign operations	8,843	(19,170)	(3,462)
Share based payments	0	0	0
Transfers and other movements	0	0	0
Balance	(2,000)	(10,843)	8,327
Reserves [Member] | Share Based Payments Reserve [Member]
Movement of Reserves [Abstract]
Balance	591	5,990	1,762
Financial assets at fair value through other comprehensive income	0	0	0
Foreign exchange differences on translation of foreign operations	0	0	0
Share based payments	2,645	(237)	4,320
Transfers and other movements	(300)	(5,162)	(92)
Balance	$ 2,936	$ 591	$ 5,990